As filed with the Securities and Exchange Commission on June 27, 2025

1933 Act Registration No. 333-________

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective	☐	Post-Effective
	Amendment No.		Amendment No.

VIRTUS EQUITY TRUST

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Jennifer S. Fromm, Esq.

Chief Legal Officer

Virtus Equity Trust

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Mark D. Perlow Esq.

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class A, Class C, Class I and Class R6 Shares of Virtus KAR Equity Income Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on July 28, 2025, pursuant to Rule 488 of the Securities Act of 1933.

August 5, 2025

Dear Shareholder:

The Board of Trustees of Virtus Equity Trust (the “Trust”) has approved the reorganization of Virtus KAR Global Quality Dividend Fund (“Target Fund”), a series of the Trust, into Virtus KAR Equity Income Fund (“Acquiring Fund”), a separate series of the Trust. The reorganization is expected to be completed on or about September 12, 2025. Once the reorganization is completed, you will become a shareholder of the Acquiring Fund and will receive shares of the corresponding class of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your investment in the Target Fund. You will not incur any sales charges in connection with the reorganization.

The Board of Trustees of the Trust has carefully considered and unanimously approved the reorganization, as set forth in the Agreement and Plan of Reorganization and described in the accompanying materials, and believes that the reorganization is in the best interests of the Target Fund and its shareholders. The Board of Trustees believes that the reorganization offers you the opportunity to pursue your investment goals in a larger fund with the same or reduced expenses, similar investment strategies and the same portfolio manager as your existing fund. The Acquiring Fund’s investment objective and its investment strategies are similar to those of the Target Fund. The expenses associated with the reorganization will be paid by the Target Fund and the Acquiring Fund, and will be allocated pro rata based on their assets under management.

You are not being asked to vote on, or take any other action in connection with, the reorganization.

If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Mutual Funds.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

Mutual Funds distributed by VP Distributors, LLC

ACQUISITION OF ASSETS OF

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

a series of

Virtus Equity Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS KAR EQUITY INCOME FUND

a series of

Virtus Equity Trust

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

PROSPECTUS/INFORMATION STATEMENT

DATED August 4, 2025

This Prospectus/Information Statement is being furnished in connection with the reorganization of Virtus KAR Global Quality Dividend Fund (“Target Fund”), a series of Virtus Equity Trust (the “Trust”), into the Virtus KAR Equity Income Fund (“Acquiring Fund”), another series of the Trust. This Prospectus/Information Statement is being mailed on or about August 12, 2025 to shareholders of the Target Fund as of July 25, 2025.

GENERAL

We are not asking you for a proxy, and you are requested not to send us a proxy.

The Board of Trustees of the Trust has approved the reorganization of the Target Fund into the Acquiring Fund. The Target Fund and Acquiring Fund are sometimes referred to in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”

In the reorganization, all of the assets of the Target Fund will be acquired by the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund (the “Reorganization”). Class A, Class C, Class I and Class R6 shares of the Acquiring Fund will be distributed to each shareholder in liquidation of the Target Fund, and the Target Fund will be terminated as a series of the Trust. You will then hold that number of full and fractional shares of the Acquiring Fund which have an aggregate net asset value equal to the aggregate net asset value of your shares of the Target Fund.

Each of the Target Fund and the Acquiring Fund is a separate diversified series of the Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Target Fund is similar to that of the Acquiring Fund, as follows:

Fund	Investment Objective(s)

Target Fund	Total return, consisting of both capital appreciation and current income.

Acquiring Fund	Capital appreciation and current income.

The investment strategies for the Target Fund and the Acquiring Fund are similar, but there are some differences. Under normal circumstances, each Fund invests at least 80% of its assets in dividend paying equity securities. Each Fund’s investment strategy emphasizes companies the subadviser believes to have a durable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Each Fund typically invests in the securities of medium to large capitalization companies, but neither is limited to investing in the securities of companies of any particular size. Generally, each Fund invests in approximately 25 to 50 securities at any given time. Whereas the Target Fund invests in companies that are tied economically to a number of countries throughout the world, the Acquiring Fund invests in U.S. companies, or companies with significant economic ties to the U.S. In determining whether an issuer is a U.S. company for this purpose, the Acquiring Fund’s subadviser evaluates the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine to which country’s economic fortunes and risks the issuer’s assets are primarily exposed.

Equity securities in which each fund invests include common stocks and American Depositary Receipts (ADRs). Each fund is diversified under federal securities laws.

The fundamental investment restrictions of the Target Fund are the same as those of the Acquiring Fund.

Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) serves as the investment adviser for both Funds and Kayne Anderson Rudnick Investment Management, LLC (“KAR” or the “Subadviser”), an affiliate of VIA, serve as the investment subadviser for both Funds.

This Prospectus/Information Statement explains concisely the information about the Acquiring Fund that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about the Target Fund:	How to Obtain this Information:

Prospectus of the Trust relating to the Target Fund, dated January 28, 2025, as supplemented	Copies are available upon request and without charge if you:

Statement of Additional Information of the Trust relating to Target Fund, dated January 28, 2025, as supplemented	•	Visit www.virtus.com on the Internet;

Annual Report of the Trust relating to the Target Fund for the year ended September 30, 2024	•	Write to VP Distributors, LLC One Financial Plaza Hartford, Connecticut 06103; or

Semi-Annual Report of the Trust relating to the Target Fund for the period ended March 31, 2025	•	Call (800) 243-1574 toll-free.

Information about the Acquiring Fund:	How to Obtain this Information:

Prospectus of the Trust relating to the Acquiring Fund, dated January 28, 2025, as supplemented, which accompanies this Prospectus/Information Statement	Copies are available upon request and without charge if you:

Statement of Additional Information of the Trust relating to the Acquiring Fund, dated January 28, 2025, as supplemented	•	Visit www.virtus.com on the Internet;

Annual Report of the Trust relating to the Acquiring Fund for the year ended September 30, 2024	•	Write to VP Distributors, LLC One Financial Plaza Hartford, Connecticut 06103; or

Semi-Annual Report of the Trust relating to the Acquiring Fund for the period ended March 31, 2025	•	Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:

Statement of Additional Information dated [August 4], 2025, which relates to this Prospectus/Information Statement and the Reorganization	Copies are available upon request and without charge if you:

	•	Write to VP Distributors, LLC One Financial Plaza Hartford, Connecticut 06103; or

	•	Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov.

Information relating to both the Target Fund and the Acquiring Fund is contained in the Prospectus of the Trust dated January 28, 2025, as supplemented (SEC File No. 811-00945; 002-16590) and is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) The Statement of Additional Information dated [August 4], 2025, relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of the Trust relating to the Target Fund and the Acquiring Fund for the year ended September 30, 2024 and the six-month period ended March 31, 2025, is incorporated by reference in its entirety in this document.

The Securities and Exchange Commission has not determined that the information in this Prospectus/Information Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.

An investment in the Acquiring Fund:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES

OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE

INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE

REORGANIZATION, YOU SHOULD READ THIS ENTIRE

PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statement of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Information Statement as Exhibit A.

Why is the Reorganization happening?

The Reorganization will allow shareholders of the Target Fund to own a fund that is similar in style with the same portfolio management and with a greater amount of combined assets after the Reorganization. The Acquiring Fund has substantially similar investment objectives, and similar strategies and risks to those of the Target Fund, but the Acquiring Fund will have total fund operating expenses that are the same as or lower than the Target Fund on a pro forma basis after the Reorganization. The Reorganization is also expected to create better efficiencies for the portfolio manager and perhaps lower operating expenses for the Acquiring Fund as assets grow, which will also benefit shareholders of the Target Fund.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of the Target Fund to the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

•	the liquidation of the Target Fund by distribution of Class A, Class C, Class I and Class R6 shares of the Acquiring Fund to the Target Fund’s shareholders; and

•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is expected to be completed on or about September 12, 2025.

After the Reorganization, what shares will I own?

If you own Class A, Class C, Class I and Class R6 shares of the Target Fund, you will own Class A, Class C, Class I and Class R6 shares, respectively, of the Acquiring Fund. The new shares you receive will have the same total value as your shares of the Target Fund, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in better operating efficiencies for the Acquiring Fund. Upon the Reorganization, operating efficiencies may be achieved by the Acquiring Fund because it will have a greater level of assets. As of March 31, 2025, the Acquiring Fund’s net assets were approximately $118.9 million and the Target Fund’s net assets were approximately $31.3 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. For the six months ended March 31, 2025, the Acquiring Fund’s management fee was 0.75% and total gross fund operating expenses for Class A, Class C, Class I and Class R6 shares were 1.37%, 2.19%, 1.11% and 1.04%, respectively, while the Target Fund’s management fee was 0.75% and total gross operating expenses for Class A, Class C, Class I and Class R6 shares were 1.62%, 2.48%, 1.41% and 1.29%, respectively. At the time of the Reorganization, the Acquiring Fund will implement contractual expense limits that will limit total operating expenses to 1.20%, 1.95%, 0.95% and 0.78% for Class A, Class C, Class I and Class R6 shares, respectively.

After the Reorganization, the value of your shares will depend on the performance of the Acquiring Fund rather than that of the Target Fund. The Board of Trustees of the Trust believes that the Reorganization will benefit both the Acquiring Fund and the Target Fund. The costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, are estimated to be $85,500 and will be paid by the Acquiring Fund and the Target Fund, allocated pro rata based on assets under management.

Like the Target Fund, the Acquiring Fund pays dividends from net investment income on a semi-annual basis and distributes net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C, Class I and Class R6 shares of the Acquiring Fund or distributed in cash, in accordance with your election.

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C, Class I and Class R6 shares, as applicable, of the Acquiring Fund in the same manner as you did for your shares of the Target Fund before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objective of the Target Fund and the Acquiring Fund are substantially the same in that both Funds seek capital appreciation and current income. The investment objectives of both the Target Fund and the Acquiring Fund are non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees and without shareholder approval, upon 60 days’ notice to shareholders. The investment strategies of the Funds are also similar.

The following tables summarize a comparison of the Target Fund and the Acquiring Fund with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statement of Additional Information relating to the Funds.

	Target Fund	Acquiring Fund

Investment Objective	The fund has an investment objective of total return, consisting of both capital appreciation and current income.	The fund has investment objectives of capital appreciation and current income.

Principal Investment Strategies

The fund invests in dividend paying equity securities of companies that are tied economically to a number of countries throughout the world, including depositary receipts. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size.

Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund’s policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 50 securities at any given time.

The fund invests in a diversified portfolio of primarily mature high-quality U.S. companies, or companies with significant economic ties to the U.S., with high dividend yields. The fund may invest in issuers of securities that are traded on a non-U.S. exchange if the fund’s subadviser considers the issuer a U.S. company or a company with significant economic ties to the U.S., including through depositary receipts. In determining whether an issuer is a U.S. company for this purpose, the subadviser evaluates the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine to which country’s economic fortunes and risks the issuer’s assets are primarily exposed. The fund typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the fund invests at least 80% of its assets in dividend paying equity securities. The fund’s policy of investing 80% of its assets in dividend paying equity securities may be changed only upon 60 days’ written notice to shareholders.

The subadviser believes that owning a focused yet economically diversified portfolio of high quality companies will achieve attractive long-term risk-adjusted investment returns. The subadviser defines “high quality” as a qualitative business characteristic that enables a company to resist competitive forces and thereby produce high and enduring profitability. The subadviser applies thorough fundamental analysis to evaluate a company’s competitive attributes in order to identify high quality companies for the fund’s portfolio. To the extent consistent with the fund’s investment objective and strategies, the subadviser may consider as an element of its investment research and decision making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and rewards of companies under consideration. However, any consideration of ESG factors will be within the context of the subadviser’s overall investment research and evaluation of whether such factors are relevant and financially material to a particular investment opportunity and, where deemed financially material to a particular investment opportunity, whether the subadviser believes such factors are likely to materially impact anticipated long-term capital appreciation of the investment opportunity. Although the specific ESG factors that will be relevant to each investment opportunity will differ, some examples of ESG factors the subadviser believes to be relevant to many investment opportunities are water stress, toxic emissions and waste, corporate governance, product safety and quality, labor management, and diversity & inclusion. In evaluating an existing or prospective investment, ESG is just one of several factors considered by the subadviser when making investments on behalf of the fund. In addition, ESG is not weighted more heavily than other considerations, and the fund could invest in a company even if such company scores poorly when any applicable ESG factors are considered. Generally, the fund invests in approximately 25 to 50 securities at any given time.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objective.

The subadviser’s sell discipline seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding to upgrade and improve portfolio holdings or meet diversification requirements.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objectives.

The principal risks of the Funds are identical, except that the Target Fund has Foreign Investing Risk and Currency Risk. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information of the Funds.

How do the Funds’ fees and expenses compare?

The Acquiring Fund offers four classes of shares (Class A, Class C, Class I and Class R6). The Target Fund also offers four classes of shares (Class A, Class C, Class I and Class R6). You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C, Class I and Class R6 shares of each of the Funds. The columns entitled “Acquiring Fund (Pro Forma)” show you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class C, Class I and Class R6 shares of the Acquiring Fund and the Target Fund, set forth in the following tables and in the examples, are based on the expenses for the annualized 6-month period ended March 31, 2025. The amounts for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund (Pro Forma) set forth in the following tables and in the examples are based on what the estimated expenses of the Acquiring Fund would have been for the annualized six-month period ended March 31, 2025, assuming the Reorganization had taken place on October 1, 2024.

Shareholder Fees (fees paid directly from your investment)

	Target Fund Class A	Acquiring Fund Class A	Acquiring Fund (Pro Forma) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Class A		Acquiring Fund Class A		Acquiring Fund (Pro Forma) Class A
Management Fees	0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.61%		0.37%		0.37%
Interest Expense on Borrowings	0.01%		-		-
Total Annual Fund Operating Expenses	1.62%		1.37%		1.37%
Less: Fee Waiver and/or Expense Reimbursement	(0.26	)%(b)	(0.17	)%(c)	(0.17	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.36	%(b)	1.20	%(c)	1.20	%(d)

Shareholder Fees (fees paid directly from your investment)

	Target Fund Class C		Acquiring Fund Allocation Class C		Acquiring Fund (Pro Forma) Class C
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00	%(a)	1.00	%(a)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Class C		Acquiring Fund Class C		Acquiring Fund (Pro Forma) Class C
Management Fees	0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.72%		0.44%		0.44%
Interest Expense on Borrowings	0.01%		-		-
Total Annual Fund Operating Expenses	2.48%		2.19%		2.19%
Less: Fee Waiver and/or Expense Reimbursement	(0.37	)%(b)	(0.24	)%(c)	(0.24	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.11	%(b)	1.95	%(c)	1.95	%(d)

Shareholder Fees (fees paid directly from your investment)

	Target Fund Class I	Acquiring Fund Allocation Class I	Acquiring Fund (Pro Forma) Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Class I		Acquiring Fund Class I		Acquiring Fund (Pro Forma) Class I
Management Fees	0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	None		0.00%		0.00%
Other Expenses	0.64%		0.36%		0.37%
Interest Expense on Borrowings	0.02%		-		-
Total Annual Fund Operating Expenses	1.41%		1.11%		1.12%
Less: Fee Waiver and/or Expense Reimbursement	(0.29	)%(b)	(0.16	)%(c)	(0.17	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.12	%(b)	0.95	%(c)	0.95	%(d)

Shareholder Fees (fees paid directly from your investment)

	Target Fund Class R6	Acquiring Fund Allocation Class R6	Acquiring Fund (Pro Forma) Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Target Fund Class R6		Acquiring Fund Class R6		Acquiring Fund (Pro Forma) Class R6
Management Fees	0.75%		0.75%		0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.00%		0.00%		0.00%
Other Expenses	0.52%		0.29%		0.29%
Interest Expense on Borrowings	0.02%		-		-
Total Annual Fund Operating Expenses	1.29%		1.04%		1.04%
Less: Fee Waiver and/or Expense Reimbursement	(0.49	)%(b)	(0.13	)%(c)	(0.26	)%(d)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80	%(b)	0.91	%(c)	0.78	%(d)

(a)       The deferred sales charge is imposed on Class C shares redeemed during the first year only.

(b)       The Target Fund’s investment adviser has contractually agreed to limit the Target Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares and 0.78% for Class R6 Shares through January 31, 2026. Prior to January 31, 2026, only the Target Fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

(c)       The Acquiring Fund’s investment adviser has contractually agreed to limit the Acquiring Fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class I shares and 0.91% for Class R6 shares through January 31, 2026. Prior to January 31, 2026, only the Acquiring Fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

(d)       Beginning on the date of the Reorganization, the Acquiring Fund’s investment adviser has contractually agreed to limit the pro forma combined fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares and 0.78% for Class R6 Shares for two years following the date of the Reorganization. Prior to the date that is two years following the Reorganization, only the Acquiring Fund’s Board can modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in the Funds and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place, with the cost of investing in other funds. They show your costs if you sold your shares at the end of the period or continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Target Fund	$681	$1,008	$1,359	$2,343
Acquiring Fund	$666	$943	$1,242	$2,088
Acquiring Fund (Pro Forma)	$666	$928	$1,228	$2,078

	Class C
	One Year	Three Years	Five Years	Ten Years
Target Fund	$314	$737	$1,286	$2,786
Acquiring Fund	$298	$662	$1,152	$2,502
Acquiring Fund (Pro Forma)	$298	$638	$1,131	$2,488

	Class I
	One Year	Three Years	Five Years	Ten Years
Target Fund	$114	$418	$744	$1,667
Acquiring Fund	$97	$337	$596	$1,338
Acquiring Fund (Pro Forma)	$97	$321	$583	$1,331

	Class R6
	One Year	Three Years	Five Years	Ten Years
Target Fund	$82	$361	$662	$1,516
Acquiring Fund	$93	$318	$561	$1,258
Acquiring Fund (Pro Forma)	$80	$278	$524	$1,227

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Target Fund	$214	$737	$1,286	$2,786
Acquiring Fund	$198	$662	$1,152	$2,502
Acquiring Fund (Pro Forma)	$198	$638	$1,131	$2,488

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 16% of the average value of its portfolio, while the Acquiring Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the shares of the Target Fund and the Acquiring Fund have performed in the past. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss year to year over a 10-year period (or since inception) for the Class I shares of the Target Fund and of the Acquiring Fund.

These charts should give you a general idea of the risks of investing in each Fund by showing how each Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

The Target Fund – Class I

Year-to-date performance (through March 31, 2025) is 8.41%

The Acquiring Fund – Class I

Year-to-date performance (through March 31, 2025) is 2.73%

The next set of tables lists the average annual total return by share class of the Target Fund and the Acquiring Fund for the past one, five and ten years (through December 31, 2024). The after-tax returns shown are for Class I shares of the Target Fund and the Acquiring Fund; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with three broad-based securities market indexes and a composite benchmark that reflects the target allocation of the fund, a description of each of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Returns (for the period ended 12/31/2024)

The Target Fund

Class	1 Year	5 Years	10 Years	Since Inception Class R6 (8/1/2019)
Class I Shares
Return Before Taxes	4.82%	2.50%	4.69%	—
Return After Taxes on Distributions	4.46%	1.94%	3.34%	—
Return After Taxes on Distributions and Sale of Fund Shares	3.39%	1.99%	3.37%	—
Class A Shares
Return Before Taxes	-1.15%	1.11%	3.85%	—
Class C Shares
Return Before Taxes	3.75%	1.49%	3.65%	—
Class R6 Shares
Return Before Taxes	5.17%	2.84%	—	4.24%
Index
MSCI All Country World Index (net) (reflects no deduction for fees or expenses)	17.49%	10.06%	9.23%	11.07%
MSCI World High Dividend Yield Index (net) (reflects no deduction for fees or expenses)	7.95%	5.38%	6.34%	6.73%
Global Quality Dividend Linked Benchmark (reflects no deduction for fees, expenses or taxes)	7.95%	5.38%	7.08%	6.73%

The Acquiring Fund

Class	1 Year	5 Years	10 Years	Since Inception Class R6 (1/30/2018)
Class I Shares
Return Before Taxes	9.50%	7.83%	8.84%	—
Return After Taxes on Distributions	8.71%	5.60%	6.35%	—
Return After Taxes on Distributions and Sale of Fund Shares	6.19%	5.85%	6.32%	—
Class A Shares
Return Before Taxes	3.18%	6.35%	7.95%	—
Class C Shares
Return Before Taxes	8.38%	6.75%	7.75%	—
Class R6 Shares
Return Before Taxes	9.47%	7.87%	—	7.08%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	23.76%	14.10%	12.73%	12.64%
MSCI USA High Dividend Yield Index (net) (reflects no deduction for fees or expenses)	10.68%	6.33%	8.04%	6.33%

The Funds’ average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in each Fund’s Class A shares and a full redemption in each Fund’s Class C shares.

The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The MSCI All Country World Index (net) is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

Performance of the Global Quality Dividend Linked benchmark consists of the MSCI World High Dividend Yield Index (net). The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested.

Performance of the Global Quality Dividend Linked benchmark prior to February 1, 2017 is that of the Russell 1000® Value Index and from February 1, 2017 to December 31, 2018, it is that of the Russell Developed Large Cap Index (net). The indexes are unmanaged and not available for direct investment.

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The MSCI USA High Dividend Yield Index (net) is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of the Acquiring Fund and the Target Fund is the responsibility of, and is supervised by, the Board of Trustees of the Trust.

Adviser

VIA is the investment adviser for the Funds and is responsible for managing each Fund’s investment program and for the general operations of the Funds, including oversight of the Funds’ Subadvisers and recommending their hiring, termination and replacement.

Facts about the Adviser:

•	The Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”)

•	The Adviser acts as the investment adviser for over 100 open- and closed-end funds, with assets under management of approximately [$49.3] billion as of [September 30, 2024].

•	The Adviser is located at One Financial Plaza, Hartford, CT 06103

Subadviser

The Funds’ subadviser is KAR. Pursuant to separate Subadvisory Agreements with the Adviser, the Subadviser is responsible for the day-to-day management of the Funds’ portfolios.

Facts about the Subadviser:

•	KAR, an affiliate of VIA, is located at 2000 Avenue of the Stars, Suite 1110, Los Angeles, CA 90067. As of [September 30, 2024], KAR managed approximately [$69.8] billion, of which [$46.7] billion was regulatory assets under management and [$23.1] billion was model/emulation assets under contract. Model/emulation assets refer to assets that KAR is under contract to deliver a model portfolio to and are not considered regulatory assets under management.

The Funds operate under a “manager of managers” structure, in which the Adviser provides general management services to the funds, including overall supervisory responsibility for the general management and investment of the Funds’ assets, and the Adviser has the ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the Funds’ subadvisers and recommend their hiring, termination and replacement.

The Acquiring Fund and the Adviser have received shareholder approval to rely on an exemptive order and additional exemptive relief from the SEC that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select unaffiliated subadvisers, partially-owned affiliated subadvisers, and wholly-owned affiliated subadvisers, to manage all or a portion of the assets of the fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) to continue the employment of existing subadvisers after events that under Investment Company Act of 1940, as amended (the “1940 Act”), and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements. In such circumstances, shareholders would receive notice of such action. In addition, the exemptive relief permits the fund to disclose its advisory fees as follows: (a) advisory fees paid by the fund to the Adviser and the subadvisory fees paid by the Adviser to wholly-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each individually; and (b) subadvisory fees paid by the Adviser to multiple unaffiliated and partially-owned affiliated subadvisers for the fund may be disclosed on an aggregate basis, rather than disclosing the amounts paid to each such subadviser individually.

The Target Fund and the Adviser have received shareholder approval to rely on an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers; (b) materially amend subadvisory agreements with such subadvisers; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including, if applicable, instructions regarding how to obtain the information concerning the new subadviser that normally is provided in a proxy statement.

The relief on which the Target Fund relies is narrower than the Acquiring Fund in that it does not apply to subadvisers that are partially-owned affiliates of the Adviser. As such, to the extent that the Target Fund were to appoint a partially-owned affiliated subadviser, Target Fund shareholders generally have the right to vote on such appointment. Following the Reorganization, the Target Fund shareholders will become subject to the broader relief afforded to the Acquiring Fund, and therefore will no longer have the right to vote on the appointment of partially-owned affiliated subadvisers.

Portfolio Management

The following individual is primarily responsible for the day-to-day management of the Funds’ portfolios:

Richard Sherry, CFA. Mr. Sherry is a Portfolio Manager for large-capitalization portfolios and a Senior Research Analyst at KAR with primary responsibilities for the large-capitalization communication services, energy, financials, real estate, and utilities sectors. Before joining KAR in 1995, Mr. Sherry was an operations/marketing supervisor at Pilgrim Asset Management. He began his career in the investment industry in 1991.

Please refer to the Statement of Additional Information for additional information about the Acquiring Fund’s portfolio manager, including the structure of and method of computing compensation, other accounts manage and ownership of shares of the Acquiring Fund.

Advisory Fees

For its management and supervision of the daily business affairs of each Fund, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of the Fund’s net assets at the following annual rates:

1st $1 Billion	$1+ Billion through $2 Billion	$2+ Billion

0.75%	0.70%	0.65%

Subadvisory Fees

Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to the Acquiring Fund. The Fund does not pay fees to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at the rate of 50% of the net advisory fee.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Dechert LLP that, for U.S. federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for U.S. federal income tax purposes, no gain or loss will be recognized by the Target Fund or its shareholders as a result of receiving shares of the Acquiring Fund in connection with the Reorganization. The holding period and aggregate tax basis of the shares of the Acquiring Fund that are received by the shareholders of the Target Fund will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholders, provided that such shares of the Target Fund are held as capital assets. In addition, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities, and the holding period and tax basis of the assets of the Target Fund in the hands of the Acquiring Fund as a result of the Reorganization will be the same as in the hands of the Target Fund immediately prior to the Reorganization. The Acquiring Fund will be the accounting survivor after the Reorganization occurs.

Prior to the closing of the Reorganization, the Target Fund will declare a distribution of all of its previously undistributed net investment income and net capital gains, if any. All or a portion of such distribution may be taxable to the shareholders of the Target Fund for U.S. federal income tax purposes.

Based on the Target Fund’s holdings as of June 13, 2025, it is anticipated that approximately 63% of the portfolio of the Target Fund will be repositioned in connection with the Reorganization in order to align the Target Fund’s portfolio with that of the Acquiring Fund, which would generate an estimated net realized capital gain of $4.1 million and a capital gains distribution of approximately $0.53 per share after the date of the Reorganization. The actual amount of any capital gain or loss to the Target Fund will depend on market conditions and portfolio holdings at the time the portfolio is repositioned and on the identity of the securities disposed of at that time, and so may differ from the estimate provided above.

RISKS

Are the risk factors for the Funds similar?

Yes. The risk factors are similar due to the substantially similar investment objectives and similar investment policies of the Funds. Most of the risks are identical between the Funds. The only differences are that Foreign Investing Risk and Currency Rate Risk are principal risks of the Target Fund and not of the Acquiring Fund. The risks of the Acquiring Fund are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Equity Securities Risk, Limited Number of Investments Risk, Market Volatility Risk, Depositary Receipts Risk, Large Market Capitalization Companies Risk, Redemption Risk, and Small and Medium Market Capitalization Companies Risk.

>          Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

>          Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

>          Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

>          Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

>         Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>          Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

>          Small and Medium Market Capitalization Companies Risk: The fund’s investments in small and medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Applicable only to the Target Fund:

>          Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

>         Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Funds have substantially similar investment objectives. The Reorganization will allow shareholders of the Target Fund to own a fund that is similar in style with the same portfolio management, and with a greater amount of assets and lower operating expenses for most share classes with Class R6 shares’ expenses staying the same. The Reorganization could create better efficiencies for the portfolio manager and perhaps lower expenses for the Acquiring Fund, which could benefit shareholders of the Target Fund.

At a Board meeting held on June 3–4, 2025, all of the Trustees of the Trust on behalf of the Target Fund, including the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”), considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of the Target Fund and its shareholders, and that the interests of existing shareholders of the Target Fund will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated information provided with respect to the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that the Acquiring Fund has substantially similar investment objectives and similar investment strategies to the Target Fund. They further noted that the Acquiring Fund’s pro forma fund operating expenses were expected to be the same or lower than those for the Target Fund.

The Trustees considered the relative asset size of each Fund, including the benefits of investing in a fund with a higher combined level of assets for current shareholders of the Target Fund.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;

•	the fact that the Target Fund and the Acquiring Fund have substantially similar investment objectives and similar principal investment strategies;

•	the fact that the Funds will share the expenses incurred in connection with the Reorganization pro rata based on assets under management;

•	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;

•	the fact that the Acquiring Fund will assume all of the liabilities of the Target Fund;

•	the fact that the Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes; and

•	alternatives available to shareholders of the Target Fund, including the ability to redeem their shares.

During their consideration of the Reorganization, the Disinterested Trustees consulted with their independent legal counsel, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of the Trust concluded that the proposed Reorganization would be in the best interests of the Target Fund and its shareholders. Consequently, they unanimously approved the Plan.

The Trustees of the Trust have also approved the Plan on behalf of the Acquiring Fund, after concluding that the proposed Reorganization would be in the best interests of the Acquiring Fund and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

The Plan provides that all of the assets of the Target Fund will be acquired by the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund on or about September 12, 2025, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, the Target Fund will endeavor to discharge all of its known liabilities and obligations. The Target Fund will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, the Target Fund will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of the Acquiring Fund to be received by the shareholders of the Target Fund will be determined by dividing the net assets of the Target Fund by the net asset value of a share of the Acquiring Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

Virtus Fund Services, LLC (“Virtus Fund Services”), the administrator for both Funds, will make or oversee all computations of the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of the Acquiring Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to the Acquiring Fund, the Target Fund will liquidate and distribute pro rata to its shareholders as of the close of business on the Closing Date the full and fractional shares of the Acquiring Fund received by the Target Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the share records of the Acquiring Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the Target Fund’s shareholders. All issued and outstanding shares of the Target Fund will be canceled. The shares of the Acquiring Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including accuracy of various representations and warranties, and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of the Funds; (b) by either the Acquiring Fund or the Target Fund if the Reorganization has not occurred on or before March 13, 2026, unless such date is extended by mutual agreement of the Acquiring Fund and the Target Fund; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, then the officers of the Funds, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

If the Reorganization is not consummated, the Trustees of the Trust will consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that, for U.S. federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

2.	No gain or loss will be recognized by the Target Fund on the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund’s shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or upon the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in exchange for their shares of the Target Fund, except that the Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

3.	No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund in liquidation of the Target Fund;

4.	The aggregate tax basis of the shares of the Acquiring Fund received by each shareholder of the Target Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Acquiring Fund received by each shareholder of the Target Fund will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder (provided that the shares of the Target Fund are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Acquiring Fund will include the period during which the assets were held by the Target Fund (except where the investment activities of the Acquiring Fund have the effect of reducing or eliminating such periods with respect to an Target Fund asset).

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

As of May 12, 2025, the Target Fund had capital loss carryforwards of approximately $1,129,000 and the Acquiring Fund had no capital loss carryforwards. The capital loss carryforwards of either Fund (if any) are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. After the Reorganization, the Acquiring Fund’s ability to use either the Acquiring Fund’s or the Target Fund’s pre-Reorganization losses (if any) to offset income or gain realized by the Acquiring Fund may be limited under the loss limitation rules of Sections 382, 383 and 384 of the Code. A Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) cannot be used to offset unrealized gains in another Fund that are “built in” (unrealized) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five calendar years. Further, a portion of a Fund’s pre-acquisition losses may become subject to an annual limitation on the amount that may be used to offset future gain. Any remaining pre-acquisition losses will offset capital gains realized after the Reorganization and this will reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization. Therefore, in certain circumstances, shareholders of a Fund may be subject to tax sooner, or incur more taxes as a result of the transactions that would take place as part of the Reorganization than they would have had the Reorganization not occurred.

The Target Fund’s tax year is expected to end as a result of the Reorganization. The Target Fund generally will be required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain (if any), including capital gain realized on any securities disposed of in connection with the Reorganization, in order to maintain its treatment as a regulated investment company under Subchapter M of the Code during its tax year ending with the date of the Reorganization and to eliminate any U.S. federal income tax on its taxable income in respect of such tax year.

Shareholders of the Target Fund should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The following table sets forth the capitalization of the Funds as of March 31, 2025, and the capitalization of the Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.770718 Class A shares, 0.911287 Class C shares, 0.777842 Class I shares and 0.784793 Class R6 shares of the Acquiring Fund for each Class A, Class C, Class I and Class R6 share, respectively, of the Target Fund.

Capitalization of the Target Fund, the Acquiring Fund and

the Acquiring Fund (Pro Forma)

	Target Fund	Acquiring Fund	Adjustments		Acquiring Fund (Pro Forma) After Reorganization
Net Assets (in 000s)
Class A	$22,761	$101,940	$(71	)(a)	$124,630
Class C	$252	$2,326	$(1	)(a)	$2,577
Class I	$5,604	$12,557	$(10	)(a)	$18,151
Class R6	$2,609	$2,021	$(3	)(a)	$4,627
Total Net Assets	$31,226	$118,844	$(85)		$149,985

Net Asset Value Per Share
Class A	$16.03	$20.80	$(0.01)		$20.79
Class C	$15.79	$17.33	$(0.01)		$17.32
Class I	$16.12	$20.72	$(0.01)		$20.71
Class R6	$16.15	$20.58	$(0.01)		$20.57

Shares Outstanding (in 000s)
Class A	1,420	4,901	(326	)(b)	5,995
Class C	16	134	(1	)(b)	149
Class I	348	606	(77	)(b)	877
Class R6	161	99	(35	)(b)	225
Total Shares Outstanding	1,945	5740	(439)		7,246

(a)	Reflects Reorganization costs to be borne by the Funds.

(b)	Reflects change in shares outstanding due to the increase of Class A, Class C, Class I and Class R6 shares of the Acquiring Fund in exchange for Class A, Class C, Class I and Class R6 shares, respectively, of the Target Fund at the respective exchange ratio shown above the table based on the net asset value of the Acquiring Fund’s Class A, Class C, Class I and Class R6 shares, respectively, at March 31, 2025.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, LLC (“VP Distributors” or the “Distributor”), an affiliate of Virtus Investment Partners, Inc. and VIA, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Each class of shares of the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

What are the classes of the Acquiring Fund, and how do they differ?

Each Fund offers multiple classes of shares. In the Reorganization, shareholders of the Target Fund owning Class A, Class C, Class I or Class R6 shares will receive Class A, Class C, Class I or Class R6 shares, respectively, of the Acquiring Fund. Each class of shares has different sales and distribution charges. For certain classes of shares, the Funds have adopted distribution and service plans allowed under Rule 12b-1 of the 1940 Act, that authorize the Funds to pay distribution and service fees (“Rule 12b-1 Fees”) for the sale of their shares and for services provided to shareholders. No sales charges will be incurred as a result of the Reorganization. If a shareholder purchases additional Class A shares, the shareholder may pay a sales charge at the time of purchase of up to 5.50% of the offering price. Class A shares on which a finder’s fee has been paid may incur a 1.00% deferred sales charge if the shares are redeemed within 18 months of purchase. The 18-month period begins on the last day of the month preceding the month in which the purchase was made, and shares not subject to a finder’s fee will be deemed to be redeemed first. Class A shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sales charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in the Acquiring Fund will be added to the length of time you held shares in the Target Fund. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of the Target Fund. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares.

Effective March 1, 2021, with certain exceptions, Class C shares will convert to Class A shares after eight years, thus reducing future annual expenses.  However, for investors invested in Class C shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C shares to Class A shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C shares that have been held directly with the fund, and not through a financial intermediary, for fewer than the required number of shares may be exchanged for Class A shares at the fund’s or transfer agent’s discretion if (i) the Class C shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C shares.

All conversions and exchanges from Class C shares to Class A shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this Prospectus/Information Statement, conversions and exchanges from Class C shares to Class A shares of the same fund are not expected to be considered taxable events for federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the fund’s distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the fund and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. If you transact in Class I shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; (vi) 529 portfolios that are advised or sub-advised by Virtus affiliates; and (vii) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 shares. If you transact in Class R6 shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C, Class I and Class R6 shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to the Acquiring Fund.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within 60 days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class C1 shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

The Funds distribute net investment income semi-annually. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and the Acquiring Fund intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its net investment company taxable and tax-exempt income, if any, and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income, if any, and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any U.S. federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

The Target Fund and the Acquiring Fund are separate series of the Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Delaware law, and U.S. federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of the Target Fund, the Acquiring Fund and eleven other mutual funds of various asset classes.

Capitalization

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest of one or more series, with no par value. The Declaration of Trust of the Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees and other class-specific expenses. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Declaration of Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of a Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

Shareholder Meetings and Voting Rights

The Trust, on behalf of the Target Fund and the Acquiring Fund, is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust currently does not intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of the Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Trust’s Declaration of Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Trust’s Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of the Trust may also terminate the Trust, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of the Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Trust’s Declaration of Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of the Trust, each Trustee of the Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to the Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. The Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay the Trust, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trust, and Delaware and U.S. federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware and U.S. federal law, as applicable law, directly for more complete information.

Shareholder Information

As of May 30, 2025, the total number of shares of the Target Fund and the Acquiring Fund outstanding was as follows:

	Number of Shares
	Target Fund	Acquiring Fund
Class A	1,395,393.018	4,810,216.521
Class C	20,397.811	127,408.120
Class I	348,995.655	579,881.329
Class R6	172,854.702	98,175.873
Total	1,937,641.186	5,615,681.843

As of June 9, 2025, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Target Fund.

As of June 9, 2025, the officers and Trustees of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Acquiring Fund.

Control Persons and Principal Holders of Securities

The control persons and beneficial owners or record owners of more than 5% of the shares of the Target Fund and the Acquiring Fund as of March 31, 2025, were as follows:

Target Fund

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Control Persons
None	N/A	N/A	N/A	N/A
Principal Shareholders
Charles Schwab & Co. Inc.* Special Custody Account for the Exclusive Benefit of Customers 101 Montgomery St. San Francisco, CA 94104-4151	A	143,112.283	10.08%	1.84%
Morgan Stanley Smith Barney LLC* for the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York, NY 10004-1901	A	103,857.649	7.31%	3.07%

National Financial Services LLC* for Exclusive Benefit of our Customers Attn Mutual Funds Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	A	84,625.399	5.96%	6.28%
MLPF&S* for the Sole Benefit of Its Customers Attn.: Fund Administration 4800 Deer Lake Dr. E, 3rd Floor Jacksonville, FL 32246-6484	A	75,631.425	5.33%	0.97%
LPL Financial* A/C 1000-0005 4707 Executive Drive San Diego, CA 92121-3091	A	75,074.199	5.29%	0.97%
UBS WM USA* 0O0 11011 6100 Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	C	3,072.723	19.24%	1.88%
Wells Fargo Clearing Services LLC* Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103	C	2,864.215	17.93%	29.95%
Charles Schwab & Co. Inc.* Special Custody Acct FBO Customers Attn.: Mutual Funds 211 Main Street San Francisco, CA 94105	C	2,091.728	13.10%	9.52%
Raymond James* Omnibus For Mutual Funds House Acct Firm 92500015 Attn.: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716	C	1,502.867	9.41%	0.92%
BNYM I S Trust Co. Cust for the IRA of Shaina L. Bender 116 Paddock Ave. Meriden CT 06450-6948	C	1,322.03	8.28%	0.81%
BNYM I S Trust Co. Cust IRA fbo Jeremy Milloway 1594 N 1300 E Terreton, ID 83450	C	1,006.955	6.31%	0.62%
BNYM I S Trust Co. Cust for the Non-DFI SIMPLE IRA of Darlene De Negres 1180 Brookdale Ave. Bay Shore, NY 11706-1831	C	883.729	5.53%	0.54%

National Financial Services LLC* for Exclusive Benefit of our Customers Attn Mutual Funds Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	I	225,112.581	64.74%	29.24%
Charles Schwab & Co. Inc.* Special Custody Account for the Exclusive Benefit of Customers 101 Montgomery St. San Francisco, CA 94104-4151	I	45,434.669	13.07%	4.03%
Wells Fargo Clearing Services LLC* Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103	I	19,618.698	5.64%	7.65%
National Financial Services LLC* for Exclusive Benefit of our Customers Attn Mutual Funds Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	R6	145,545.741	90.12%	89.28%
VP Distributors LLC Attn.: David Hanley 1 Financial Plaza Hartford, CT 06103-2608	R6	8,929.166	5.53%	3.12%

Acquiring Fund

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Control Persons
None	N/A	N/A	N/A	N/A
Principal Shareholders
Wells Fargo Clearing Services LLC* Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103	A	427,131.033	8.71%	7.12%
National Financial Services LLC* for Exclusive Benefit of our Customers Attn Mutual Funds Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	A	311,304.600	6.35%	6.28%
UBS WM USA* 0O0 11011 6100 Omni Account M/F Attn: Department Manager 1000 Harbor Blvd. Weehawken, NJ 07086-6761	A	304,560.514	6.21%	5.08%

Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	A	302,689.801	6.18%	5.05%
Morgan Stanley Smith Barney LLC* for the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York, NY 10004-1901	A	271,033.608	5.53%	3.07%
Wells Fargo Clearing Services LLC* Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103	C	41,949.674	31.26%	29.95%
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0002	C	15,035.165	11.2%	10.11%
Charles Schwab & Co. Inc.* Special Custody Acct FBO Customers Attn.: Mutual Funds 211 Main Street San Francisco, CA 94105	C	12,257.624	9.13%	9.52%
Raymond James* Omnibus For Mutual Funds House Acct Firm 92500015 Attn.: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716	I	84,992.445	14.02%	9.70%
National Financial Services LLC* for Exclusive Benefit of our Customers Attn Mutual Funds Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	I	81,166.335	13.39%	29.24%
PTS Asset Management William F Wadsworth A Partnership 565 Washington Ave., Ste. 7 North Haven, CT 06473-1120	I	59,072.639	9.75%	0.07%
Wells Fargo Clearing Services LLC* Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103	I	51,815.453	8.55%	7.65%
LPL Financial* A/C 1000-0005 4707 Executive Drive San Diego, CA 92121-3091	I	41,981.165	6.93%	4.79%

BNYM I S Trust Co. Cust Bene IRA Lawrence B Robinson Dec’d. Catherine M Brown-Robinson Exec Est Lawrence B Robinson Bene PO Box 2736 Rancho Santa Fe, CA 92067-2736	I	35,920.649	5.93%	4.10%
National Financial Services LLC* for Exclusive Benefit of our Customers Attn Mutual Funds Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310	R6	86,596.266	88.2%	89.28%
VP Distributors LLC Attn.: David Hanley 1 Financial Plaza Hartford, CT 06103-2608	R6	6,753.435	6.88%	3.00%

* These entities are omnibus accounts for many individual shareholder accounts. The Funds are not aware of the size or identity of the underlying individual accounts.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust relating to the Target Fund for the year ended September 30, 2024, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Semi-Annual Report of the Trust relating to the Target Fund, for the six months ended March 31, 2025, including the financial statements and financial highlights for the periods indicated therein, has also been incorporated by reference herein

The Annual Report of the Trust relating to the Acquiring Fund for the year ended September 30, 2024, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Semi-Annual Report of the Trust relating to the Acquiring Fund, for the six months ended March 31, 2025, including the financial statements and financial highlights for the periods indicated therein, has also been incorporated by reference herein

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Jennifer S. Fromm, Esq., Vice President, Chief Legal Officer, Counsel and Secretary of the Trust.

ADDITIONAL INFORMATION

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These materials can be obtained electronically from the EDGAR database on the SEC’s Internet site (http://www.sec.gov) or, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

[August 4], 2025

EXHIBIT A — AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 3rd day of June, 2025, by and among Virtus Equity Trust (the “Trust”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus KAR Equity Income Fund (the “Acquiring Fund”), a separate series of the Trust, and Virtus KAR Global Quality Dividend Fund (the “Acquired Fund”), a separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund, the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares (as defined below) to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

Schedule A shows the Acquiring Fund and its classes of shares of beneficial interest (“Acquiring Fund Shares”) and the Acquired Fund with its corresponding classes of shares of beneficial interest (“Acquired Fund Shares”). Throughout this Agreement, the term Acquiring Fund Shares should be read to include each class of shares of the Acquiring Fund and each reference to Acquiring Fund Shares in connection with the Acquired Fund should be read to include each class of the Acquiring Fund that corresponds to the relevant class of the Acquired Fund as shown on Schedule A.

The Acquired Fund and the Acquiring Fund are separate series of the Trust, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.         TRANSACTION

1.1       Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares of each class equal in value to the net value of each corresponding class of the Acquired Fund outstanding on the date for closing of the Reorganization, determined as set forth in paragraphs 2.1 and 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2       The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3       The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4       Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6       Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.         VALUATION

2.1       The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by the Trust’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2       The net asset value of each class of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3       The number of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the respective class of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

2.4       Virtus Fund Services, LLC (“VFS”) shall make or oversee all computations of value, in its capacity as administrator for the Trust.

3.         CLOSING AND CLOSING DATE

3.1       The Closing Date shall be September 12, 2025, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of VFS or at such other time and/or place as the parties may agree.

3.2       The Trust shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3       The Trust shall direct VFS in its capacity as transfer agent for the Trust (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4       In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.         REPRESENTATIONS AND WARRANTIES

4.1        The Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a)        The Acquired Fund is duly organized as a series of the Trust, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)        The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)         The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)        Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)         The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at September 30, 2024 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)         Since September 30, 2024, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)        On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)         For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)       All issued and outstanding Acquired Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of each class of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)        The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2        The Trust, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)        The Acquiring Fund is duly organized as a series of the Trust, which is a trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the Trust’s Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b)        The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)        No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)        The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)        Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g)       On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h)        The audited financial statements of the Acquiring Fund at September 30, 2024, are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i)         Since September 30, 2024, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j)         On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)        For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l)         All issued and outstanding Acquiring Fund Shares of each class are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)      The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       Acquiring Fund Shares of each class to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares of each class, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o)       The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.          COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

5.1       The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2        If necessary, the Trust will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3        The Acquired Fund covenants that the Acquiring Fund Shares of each class to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4       The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares of each class.

5.5       Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6       As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders of each class consisting of the Acquiring Fund Shares of the corresponding class received at the Closing.

5.7       The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8       The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Trust, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.         COVENANTS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

6.1       The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2       Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3       The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4       The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1       All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2       The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3       The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.         CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1       All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2       The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

8.3.       The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

8.4       The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5       The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.         FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1       This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, to the extent required by the provisions of the Trust’s Trust Instrument, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2       On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3       All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by each Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5       The parties shall have received the opinion of Dechert LLP or such other legal counsel mutually agreed by the parties (“Special Tax Counsel”), addressed to each Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement should, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Special Tax Counsel shall request of each Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 9.5.

10.       BROKERAGE FEES AND EXPENSES

10.1     The Trust, on behalf of both the Acquired Fund and the Acquiring Fund, represent and warrant both that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2      The expenses relating to the proposed Reorganization will be shared between the Acquired Fund and Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3       In the event the transactions contemplated by this Agreement are not consummated, then the officers of the Acquired Fund and Acquiring Fund, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

11.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1      The Trust on behalf of the Acquiring Fund and the Acquired Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2      The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before March 13, 2026, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.       WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of each of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of each Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.       NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel.

16.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2     This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3     This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4     This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5     It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in each Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in each Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS EQUITY TRUST, on behalf of its series Virtus KAR Equity Income Fund

By:	/s/ W. Patrick Bradley
Name:	W. Patrick Bradley
Title:	Executive Vice President, Chief Financial Officer & Treasurer

VIRTUS EQUITY TRUST, on behalf of its series Virtus KAR Global Quality Dividend Fund

By:	/s/ Richard W. Smirl
Name:	Richard W. Smirl
Title:	Executive Vice President

SCHEDULE A

Acquired Fund	Acquiring Fund	Class Mapping for Reorganization
Virtus KAR Equity Income Fund, a series of Virtus Equity Trust	Virtus KAR Global Quality Dividend Fund, a series of Virtus Equity Trust
Class A	Class A	Class A to Class A
Class C	Class C	Class C to Class C
Class I	Class I	Class I to Class I
Class R6	Class R6	Class R6 to Class R6

EXHIBIT B – FINANCIAL HIGHLIGHTS

The tables below present financial information of the Acquiring Fund and the Target Fund. The tables are intended to help you understand each Fund’s financial performance for the past five years or since inception (if shorter). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The information for the fiscal periods ended September 30, 2024, 2023, 2022, 2021 and 2020 was audited by PricewaterhouseCoopers LLP, each Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP’s report, along with further detail on the Funds’ financial statements, is included in each Trust’s most recent Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)		Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets (5)(7)	Portfolio Turnover Rate(3)
KAR Equity Income Fund
Class A
10/1/24 to 3/31/25(8)	$21.68	0.19	(0.49)	(0.30)	(0.58)	—	(0.58)	—	(0.88)	$20.80	(1.29)%	$101,940	1.20%		1.37%	1.77%	30%
10/1/23 to 9/30/24	18.14	0.54	3.52	4.06	(0.52)	—	(0.52)	—	3.54	21.68	22.81	109,508	1.20		1.35	2.75	17
10/1/22 to 9/30/23	18.25	0.52	0.50	1.02	(0.47)	(0.66)	(1.13)	—	(0.11)	18.14	5.19	101,277	1.19		1.33	2.71	27
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22	(10)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23	(10)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23	(10)	1.38	0.72	118
Class C
10/1/24 to 3/31/25(8)	$18.09	0.09	(0.40)	(0.31)	(0.45)	—	(0.45)	—	(0.76)	$17.33	(1.64)%	$2,326	1.95%		2.19%	1.01%	30%
10/1/23 to 9/30/24	15.20	0.33	2.93	3.26	(0.37)	—	(0.37)	—	2.89	18.09	21.82	2,756	1.95		2.16	2.03	17
10/1/22 to 9/30/23	15.55	0.32	0.44	0.76	(0.45)	(0.66)	(1.11)	—	(0.35)	15.20	4.40	3,350	1.94		2.12	1.97	27
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97	(10)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97	(10)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97	(10)	2.13	(0.03)	118
Class I
10/1/24 to 3/31/25(8)	$21.62	0.21	(0.47)	(0.26)	(0.64)	—	(0.64)	—	(0.90)	$20.72	(1.14)%	$12,557	0.95%		1.11%	2.02%	30%
10/1/23 to 9/30/24	18.02	0.58	3.50	4.08	(0.48)	—	(0.48)	—	3.60	21.62	23.06	13,432	0.95		1.10	3.02	17
10/1/22 to 9/30/23	18.21	0.57	0.50	1.07	(0.60)	(0.66)	(1.26)	—	(0.19)	18.02	5.47	14,965	0.94		1.09	2.99	27
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99	(10)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98	(10)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98	(10)	1.13	0.97	118
Class R6
10/1/24 to 3/31/25(8)	$21.47	0.21	(0.47)	(0.26)	(0.63)	—	(0.63)	—	(0.89)	$20.58	(1.15)%	$2,021	0.91%		1.04%	2.04%	30%
10/1/23 to 9/30/24	17.98	0.59	3.49	4.08	(0.59)	—	(0.59)	—	3.49	21.47	23.17	2,277	0.91		1.02	3.03	17
10/1/22 to 9/30/23	18.13	0.58	0.49	1.07	(0.56)	(0.66)	(1.22)	—	(0.15)	17.98	5.49	1,932	0.90		1.00	3.03	27
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94	(10)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94	(10)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	(0.28)	—	2.40	22.96	13.08	793	0.93	(10)	1.05	1.01	118

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)		Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets (5)(7)	Portfolio Turnover Rate(3)
KAR Global Quality
Dividend Fund
Class A
10/1/24 to 3/31/25(8)	$16.28	0.15	(0.05)	0.10	(0.33)	(0.02)	(0.35)	—	(0.25)	$16.03	0.90%	$22,761	1.36	%(12)(13)	1.62%	1.89%	43%
10/1/23 to 9/30/24	13.71	0.41	2.66	3.07	(0.50)	—	(0.50)	—	2.57	16.28	22.88	23,350	1.35		1.60	2.80	16
10/1/22 to 9/30/23	12.96	0.44	0.72	1.16	(0.41)	—	(0.41)	—	0.75	13.71	8.79	21,314	1.35		1.56	3.10	21
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	(0.32)	—	(1.78)	12.96	(10.21)	21,388	1.36	(10)	1.50	2.54	37
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35		1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35		1.61	2.32	53
Class C
10/1/24 to 3/31/25(8)	$15.80	0.09	(0.03)	0.06	(0.05)	(0.02)	(0.07)	—	(0.01)	$15.79	0.42%	$252	2.11	%(12)(13)	2.48%	1.22%	43%
10/1/23 to 9/30/24	13.28	0.29	2.58	2.87	(0.35)	—	(0.35)	—	2.52	15.80	21.93	345	2.10		2.41	2.05	16
10/1/22 to 9/30/23	12.54	0.32	0.71	1.03	(0.29)	—	(0.29)	—	0.74	13.28	8.06	490	2.10		2.38	2.29	21
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	(0.14)	—	(1.67)	12.54	(10.93)	814	2.11	(10)	2.31	1.78	37
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	(0.22)	—	1.92	14.21	17.52	931	2.10		2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10		2.35	1.53	53
Class I 10/1/24 to 3/31/25(8)	$16.30	0.17	(0.04)	0.13	(0.29)	(0.02)	(0.31)	—	(0.18)	$16.12	1.02%	$5,604	1.12	%(12)(13)	1.41%	2.22%	43%
10/1/23 to 9/30/24	13.69	0.44	2.66	3.10	(0.49)	—	(0.49)	—	2.61	16.30	23.20	5,823	1.10		1.36	3.04	16
10/1/22 to 9/30/23	12.94	0.48	0.71	1.19	(0.44)	—	(0.44)	—	0.75	13.69	9.02	7,143	1.10		1.32	3.34	21
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	(0.39)	—	(1.82)	12.94	(10.00)	10,797	1.12	(10)	1.27	2.79	37
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10		1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10		1.40	2.66	53
Class R6 10/1/24 to 3/31/25(8)	$16.38	0.20	(0.05)	0.15	(0.36)	(0.02)	(0.38)	—	(0.23)	$16.15	1.12%	$2,609	0.80	%(12)(13)	1.29%	2.54%	43%
10/1/23 to 9/30/24	13.79	0.50	2.67	3.17	(0.58)	—	(0.58)	—	2.59	16.38	23.59	2,622	0.78		1.24	3.41	16
10/1/22 to 9/30/23	13.04	0.53	0.72	1.25	(0.50)	—	(0.50)	—	0.75	13.79	9.41	2,190	0.79		1.20	3.67	21
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	(0.41)	—	(1.80)	13.04	(9.73)	2,177	0.80	(10)	1.18	3.14	37
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78		1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78		1.27	2.92	53

Footnote Legend:

(1) Calculated using average shares outstanding.

(2) Sales charges, where applicable, are not reflected in the total return calculation.

(3) Not annualized for periods less than one year.

(4) Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5) Annualized for periods less than one year.

(6) The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.

(7) Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

(8) Unaudited.

(9) The share class is currently under its expense limitation.

(10) Net expense ratio includes extraordinary proxy expenses.

(11) Amount is less than $0.005 per share.

(12) Net expense ratio includes extraordinary European Union tax reclaim expenses.

(13) Ratios of total expenses excluding interest expense on borrowings for the six months ended March 31, 2025, were 1.35% (Class A), 2.10% (Class C), 1.11%(Class I) and 0.79% (Class R6).

(14) Payment from affiliates had no impact on total return.

(15) See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.

(16) Amount is less than 0.005%.

(17) Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.30% (Class A), 2.05% (Class C), 1.05%(Class I) and 0.99% (Class R6).

(18) Inception date.

(19) Portfolio turnover is representative of the Fund for the entire period.

(20) Due to a change in expense cap, the ratio shown is a blended expense ratio.

(21) The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $201,512 and $200,030, respectively. Please see Note 12 in Notes to Financial Statements.

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS KAR GLOBAL DIVIDEND FUND

a series of

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

By and In Exchange For Shares of

VIRTUS KAR EQUITY INCOME FUND

a series of

VIRTUS EQUITY TRUST

101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

This Statement of Additional Information, dated [August 4], 2025, relating specifically to the proposed transfer of the assets and liabilities of Virtus KAR Global Dividend Fund (the “Target Fund”), a series of Virtus Equity Trust (the “Trust”), to Virtus KAR Equity Income Fund (the “Acquiring Fund”), a separate series of the Trust, in exchange for Class A, Class C, Class I and Class R6 shares of beneficial interest, no par value, of the Acquiring Fund (to be issued to holders of shares of the Target Fund)(the “Reorganization”), consists of the information set forth below pertaining to the Target Fund and the Acquiring Fund and the following described documents, each of which is incorporated by reference herein:

(1)	the Statement of Additional Information of the Trust relating to the Target Fund and the Acquiring Fund, dated January 28, 2025, as supplemented;

(2)	Annual Report of the Trust relating to the Target Fund and the Acquiring Fund for the year ended September 30, 2024; and
(3)	Semi-Annual Report of the Trust relating to the Target Fund and the Acquiring Fund for the period ended March 31, 2025.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of the Target Fund and the Acquiring Fund dated [August 4], 2025. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

1

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the sub-section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the Reorganization is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or to the Acquiring Fund’s portfolio following the Reorganization.

The Acquiring Fund will be the surviving fund for accounting purposes. There are no material differences in accounting policies of the Acquiring Fund as compared to those of the Target Fund.

2

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit 7.a. Indemnification of Registrant’s Custodian is provided for in Section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibits 9.a through 9.u. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Transfer Agency and Service Agreement incorporated herein by reference to Exhibit 13.a. The Trust has entered into Indemnification Agreements with each trustee, the form of which is incorporated herein by reference to Exhibits 13.jjjj through 13.oooo whereby the Registrant shall indemnify the trustee for expenses incurred in any proceeding in connection with the trustee’s service to the Registrant subject to certain limited exceptions.

Section 17(i) of the Investment Company Act of 1940, as amended, requires that no contract or agreement under which any person undertakes to act as investment adviser of, or principal underwriter for, a registered investment company contain any provision which protects or purports to protect such person against any liability to such company or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his obligations and duties under such contract or agreement. Therefore, to the extent that any contract or agreement with the Registrant’s investment adviser or principal underwriter would be interpreted as providing an impermissible limitation of liability of this nature, such limitation will not be enforceable.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits 1.a through 1.e, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits 2.a through 2.d, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust of Virtus Equity Trust (“Registrant” or “VET”), dated August 17, 2000, filed via EDGAR (as Exhibit a) with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000, and incorporated herein by reference.

1(b).	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR (as Exhibit a.2) with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007, and incorporated herein by reference.

1(c).	Second Amendment to the Declaration of Trust of the Registrant, dated August 20, 2015, filed via EDGAR (as Exhibit a.3) with Post-Effective Amendment No. 106 (File No. 002-16590) on July 20, 2016, and incorporated herein by reference.

1(d).	Third Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR (as Exhibit a.4) with Post-Effective Amendment No. 110 (File No. 002-16590) on April 10, 2017, and incorporated herein by reference.

1(e).	Fourth Amendment to the Agreement and Declaration of Trust of the Registrant, dated June 2, 2017, filed via EDGAR (as Exhibit a.5) with Post-Effective Amendment No. 112 (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR (as Exhibit b.1) with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

2(b).	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR (as Exhibit b.2) with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

2(c).	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR (as Exhibit b.3) with Post-Effective Amendment No. 95 (File No. 002-16590) on July 27, 2012, and incorporated herein by reference.

2(d).	Amendment No. 3 to the Amended and Restated By-Laws of the Registrant, dated November 16, 2022, filed via EDGAR (as Exhibit b.4) with Post-Effective Amendment No. 141 (File No. 002-16590) on January 24, 2023, and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisors, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR (as Exhibit d.1) with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA, made as of October 21, 2004, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004, and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 29, 2005, filed via EDGAR (as Exhibit d.3) with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 13, 2007, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007, and incorporated herein by reference.

6(e).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated March 10, 2008, filed via EDGAR (as Exhibit d.8) with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008, and incorporated herein by reference.

6(f).	Fifth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 22, 2009, filed via EDGAR (as Exhibit d.15) with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009, and incorporated herein by reference.

6(g).	Sixth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective January 1, 2010, filed via EDGAR (as Exhibit 6.p) with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(h).	Seventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 25, 2010, filed via EDGAR (as Exhibit d.20) with Post-Effective Amendment No. 92 (File No. 002-16590) on July 28, 2010, and incorporated herein by reference.

6(i).	Eighth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective May 8, 2017, filed via EDGAR (as Exhibit d.1.h) with Post-Effective Amendment No. 114 (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

6(j).	Ninth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective March 6, 2018, filed via EDGAR (as Exhibit d.1.i) with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

6(k).	Tenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective December 1, 2018, filed via EDGAR (as Exhibit 6(k)) to Form N-14 (File No. 333-239625) on July 1, 2020, and incorporated herein by reference.

6(l).	Eleventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective May 5, 2019, filed via EDGAR (as Exhibit 6(l)) to Form N-14 (File No. 333-239625) on July 1, 2020, and incorporated herein by reference.

6(m).	Twelfth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 12, 2019, filed via EDGAR (as Exhibit d.1.l) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

6(n).	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective January 28, 2020, filed via EDGAR (as Exhibit d.1.m) with Post-Effective Amendment No. 128 (File No. 002-16590) on January 24, 2020, and incorporated herein by reference.

6(o).	Fourteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective November 16, 2020, filed via EDGAR (as Exhibit d.1.n) with Post-Effective Amendment No. 135 (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

6(p).	Fifteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective December 5, 2020, filed via EDGAR (as Exhibit d.1.o) with Post-Effective Amendment No. 136 (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

6(q).	Sixteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective August 2 , 2021, filed via EDGAR (as Exhibit d.1.p) with Post-Effective Amendment No. 139 (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

6(r).	Subadvisory Agreement among Registrant, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) dated March 10, 2008, filed via EDGAR (as Exhibit d.13) with Post-Effective Amendment No. 89 (File No. 002-16590) on June 6, 2008, and incorporated herein by reference.

6(s).	First Amendment to Subadvisory Agreement among Registrant, VIA and KAR dated June 22, 2009, filed via EDGAR (as Exhibit d.14) with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009, and incorporated herein by reference.

6(t).	Second Amendment to Subadvisory Agreement among Registrant, VIA and KAR dated September 1, 2009, filed via EDGAR (as Exhibit 6.p) with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009, and incorporated herein by reference.

6(u).	Third Amendment to Subadvisory Agreement among Registrant, VIA and KAR dated January 1, 2010, filed via EDGAR (as Exhibit 6.s) with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(v).	Fourth Amendment to Subadvisory Agreement among Registrant, VIA and KAR dated September 30, 2011, filed via EDGAR (as Exhibit d.4.e) with Post-Effective Amendment No. 95 (File No. 002-16590) on July 27, 2012, and incorporated herein by reference.

6(w).	Subadvisory Agreement among Registrant, VIA and KAR dated February 22, 2012, filed via EDGAR (as Exhibit d.4.f) with Post-Effective Amendment No. 95 (File No. 002-16590) on July 27, 2012, and incorporated herein by reference.

6(x).	Subadvisory Agreement among Registrant, VIA and KAR dated November 2, 2016, filed via EDGAR (as Exhibit d.4) with Post-Effective Amendment No. 110 (File No. 002-16590) on April 10, 2017, and incorporated herein by reference.

6(y).	First Amendment to Subadvisory Agreement among Registrant, VIA and KAR dated June 4, 2019, filed via EDGAR (as Exhibit 6(v)) to Form N-14 (File No. 333-239625) on July 1, 2020, and incorporated herein by reference.

6(z).	Subadvisory Agreement among Registrant, VIA and KAR dated March 6, 2018, filed via EDGAR (as Exhibit d.5) with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

6(aa).	Subadvisory Agreement among Registrant, VIA and KAR dated September 1, 2020, filed via EDGAR (as Exhibit d.6) with Post-Effective Amendment No. 132 (File No. 002-16590) on August 31, 2020, and incorporated herein by reference.

6(bb).	Subadvisory Agreement among Registrant, VIA and KAR dated December 7, 2020, filed via EDGAR (as Exhibit d.7) with Post-Effective Amendment No. 136 (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

6(cc).	Subadvisory Agreement among Registrant, VIA and KAR dated August 2, 2021, filed via EDGAR (as Exhibit d.8) with Post-Effective Amendment No. 139 (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

6(dd).	Subadvisory Agreement among Registrant, VIA and Newfleet Asset Management , LLC (formerly SCM Advisors, LLC) (“Newfleet”) dated June 8, 2009, filed via EDGAR (as Exhibit d.16) with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009, and incorporated herein by reference.

6(ee).	First Amendment to Subadvisory Agreement among Registrant, VIA and Newfleet dated January 1, 2010, filed via EDGAR (as Exhibit 6.q) with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(ff).	Transfer and Assumption Agreement dated July 1, 2022, by and between Registrant, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”) with respect to the subadvisory agreement with Newfleet dated as of June 8, 2009, as amended, on behalf of Virtus Tactical Allocation Fund, filed via EDGAR (as Exhibit d.9.b) with Post-Effective Amendment No. 141 (File No. 002-16590) on January 24, 2023, and incorporated herein by reference.

6(gg).	Subadvisory Agreement among Registrant, VIA and Sustainable Growth Advisers, LP (“SGA”) dated May 3, 2019, filed via EDGAR (as Exhibit d.8) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

7(a).	Underwriting Agreement between Registrant and VP Distributors, LLC (formerly Phoenix Equity Planning Corporation)(“VP Distributors”), made as of November 19, 1997, filed via EDGAR (as Exhibit 6.1) with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR (as Exhibit e.2) with Post-Effective Amendment No. 41 to Virtus Alternative Solutions Trust’s (“VAST”) Registration Statement (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective June 2025 filed via EDGAR (as Exhibit 7(c)) with Post-Effective Amendment No. 222 to Investment Trust’s Registration Statement (File No. 033-64915) on June 18, 2025, and incorporated herein by reference.

8.	Deferred Compensation Plan effective April 8, 2022, filed via EDGAR (as Exhibit f) with Post-Effective Amendment No. 141 to Registrant’s Registration Statement (File No. 002-16590) on January 24, 2023, and incorporated herein by reference.

9(a).	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR (as Exhibit g.1) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR (as Exhibit g.1.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.1.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between VAST, (VET and VOT (VET and VOT collectively, “Virtus Mutual Funds”), VAT, Virtus Retirement Trust (“VRT”; formerly known as Virtus Institutional Trust), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, filed via EDGAR (as Exhibit g.1.d) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

9(e).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(e)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(f).	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.1.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(g).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.1.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(h).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.1.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(i).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.1.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(j).	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, Virtus Offshore Fund, Ltd. (“VATS”) and the Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.1.i) with Post-Effective No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

9(k).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of November 16, 2020, filed via EDGAR (as Exhibit g.1.j) with Post-Effective No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(l).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS and the Bank of New York Mellon dated as of December 1, 2020, filed via EDGAR (as Exhibit g.1.k) with Post-Effective Amendment No. 116 (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

9(m).	Amendment and Joinder to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Virtus Investment Trust (“Investment Trust”), Virtus Strategy Trust (“VST”) and the Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.1.l) with Post-Effective Amendment No. 119 (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

9(n).	Amendment and Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(n)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(o).	Amendment and Joinder to Custody Agreement between The Merger Fund® (“TMF”), The Merger Fund® VL (“TMFVL”), VAST, Virtus Event Opportunities Trust (“VEOT”), Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST and the Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.1.n) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(p).	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, and the Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.1.o) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(q).	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, Virtus Mutual Funds, VRT, VAT, VVIT, VATS, Investment Trust, VST, Stone Harbor Leveraged Load Fund LLC (“Leveraged Loan Fund”) and the Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.1.p) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

9(r).	Amendment and Joinder to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and the Bank of New York Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit g.1.q) with Post-Effective Amendment No. 142 (File No. 002-16590) on January 23, 2024, and incorporated herein by reference.

9(s).	Amendment to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon dated as of December 1, 2024, filed via EDGAR (as Exhibit g.1.r) with Pre-Effective Amendment No. 1 to Virtus Managed Account Completion Shares (MACS) Trust (“MACS”) Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

9(t).	Form of Amendment to Custody Agreement between TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon filed via EDGAR (as Exhibit g.1.s) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

9(u).	Amendment to Custody Agreement among TMF, TMFVL, VAST, VEOT, VET, VOT, VRT, VAT, VVIT, VATS, Investment Trust, VST, MACS, Virtus Global Credit Opportunities Fund (“GCO”), Leveraged Loan Fund, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and The Bank of New York Mellon dated March 31, 2025, filed via EDGAR (as Exhibit j.1.t) to GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

9(v).	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon filed via EDGAR (as Exhibit g.2) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

9(w).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit g.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

9(x).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR (as Exhibit g.2.b) with Post-Effective Amendment No. 16 to VAST’s Registration Statement (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(y).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR (as Exhibit g.2.c) with Post-Effective Amendment No. 24 to VAST’s Registration Statement (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(z).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Duff & Phelps Select MLP and Midstream Energy Fund Inc. (“DSE”), Virtus Global Multi-Sector Income Fund (“VGI”) and Virtus Total Return Fund Inc. (“ZTR”) and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR (as Exhibit 9(j)) to VET’s Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

9(aa).	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR (as Exhibit g.2.e) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

9(bb).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of May 22, 2019, filed via EDGAR (as Exhibit g.2.f) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

9(cc).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR (as Exhibit g.2.g) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

9(dd).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR and The Bank of New York Mellon dated as of November 18, 2019, filed via EDGAR (as Exhibit g.2.h) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

9(ee).	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR VATS and The Bank of New York Mellon dated as of August 27, 2020, filed via EDGAR (as Exhibit g.2.i) with Post-Effective Amendment No. 135 to VET’s Registration Statement (File No. 002-16590) on October 19, 2020, and incorporated herein by reference.

9(ff).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, DSE, VGI, ZTR, VATS and The Bank of New York Mellon dated as of November 13, 2020, filed via EDGAR (as Exhibit g.2.l) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

9(gg).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, Investment Trust, VRT, VST, VVIT, DSE, VGI, ZTR, VATS, Virtus Artificial Intelligence & Technology Opportunities Fund (f/k/a Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund) (“AIO”), Virtus Convertible & Income 2024 Target Term Fund (f/k/a Virtus AllianzGI Convertible & Income 2024 Target Term Fund) (“CBH”), Virtus Convertible & Income Fund (f/k/a Virtus AllianzGI Convertible & Income Fund) (“NCV”), Virtus Convertible & Income Fund II (f/k/a Virtus AllianzGI Convertible & Income Fund II) (“NCZ II”), Virtus Diversified Income & Convertible Fund (f/k/a Virtus AllianzGI Diversified Income & Convertible Fund) (“ACV”), Virtus Equity & Convertible Income Fund (f/k/a Virtus AllianzGI Equity & Convertible Income Fund) (“NIE”) and Virtus Dividend, Interest & Premium Strategy Fund (“NFJ” and together with AIO, CBH, NCV, NCZ II, ACV, and NIE, the “VCEFII”) and The Bank of New York Mellon dated as of May 7, 2021, filed via EDGAR (as Exhibit g.2.k) with Post-Effective Amendment No. 121 (File No. 033-65137) on September 27, 2021, and incorporated herein by reference.

9(hh).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, VATS, and The Bank of New York Mellon dated as of July 26, 2021, filed via EDGAR (as Exhibit 9(bb)) to Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

9(ii).	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, DSE, VGI, ZTR, VCEFII, and The Bank of New York Mellon dated as of February 12, 2022, filed via EDGAR (as Exhibit g.2.m) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(jj).	Amendment and Joinder to Foreign Custody Manager Agreement between TMF, TMFVL, VEOT, VAST, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of April 4, 2022, filed via EDGAR (as Exhibit g.2.n) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

9(kk).	Amendment and Joinder to Foreign Custody Manager Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII and The Bank of New York Mellon dated as of September 30, 2022, filed via EDGAR (as Exhibit g.2.o) with Post-Effective Amendment No. 52 to VAST’s Registration Statement (File No. 333-191940) on December 12, 2022, and incorporated herein by reference.

9(ll).	Amendment and Joinder to Foreign Custody Agreement between VAST, TMF, TMFVL, VEOT, Virtus Mutual Funds, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., and the Bank of New York Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit g.2.p) with Post-Effective Amendment No. 142 to VET’s Registration Statement (File No. 002-16590) on January 23, 2024, and incorporated herein by reference.

9(mm).	Form of Amendment and Joinder to Foreign Custody Agreement between VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., MACS, and the Bank of New York Mellon dated as of December 23, 2024, filed via EDGAR (as Exhibit g.2.q) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

9(nn).	Amendment and Joinder to Foreign Custody Agreement among VAST, TMF, TMFVL, VEOT, VET, VOT, VAT, VRT, VVIT, VATS, Investment Trust, VST, Closed-End Funds, VCEFII, AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., AlphaSimplex Global Alternatives Cayman Fund Ltd., MACS, GCO, and the Bank of New York Mellon effective March 31, 2025, filed via EDGAR (as Exhibit j.2.r) with GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), effective March 1, 2007, filed via EDGAR (as Exhibit m.1) with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007, and incorporated herein by reference.

10(b).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, filed via EDGAR (as Exhibit m.4) with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008, and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, filed via EDGAR (as Exhibit m.7) with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009, and incorporated herein by reference.

10(d).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, filed via EDGAR (as Exhibit m.1.c) with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

10(e).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR (as Exhibit 10(e)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

10(f).	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 12, 2019, filed via EDGAR (as Exhibit m.1.e) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

10(g).	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 16, 2020, filed via EDGAR (as Exhibit m.1.f) with Post-Effective Amendment No. 135 (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

10(h).	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective December 7, 2020, filed via EDGAR (as Exhibit m.1.g) with Post-Effective Amendment No. 136 (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

10(i).	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective August 2, 2021, filed via EDGAR (as Exhibit m.1.h) with Post-Effective Amendment No. 139 (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

10(j).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 1, 2007, filed via EDGAR (as Exhibit m.2) with Post-Effective Amendment No. 85 (File No. 002-16590) on October 25, 2007, and incorporated herein by reference.

10(k).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, filed via EDGAR (as Exhibit m.6) with Post-Effective Amendment No. 88 (File No. 002-16590) on March 10, 2008, and incorporated herein by reference.

10(l).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, filed via EDGAR (as Exhibit m.8) with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009, and incorporated herein by reference.

10(m).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, filed via EDGAR (as Exhibit m.2.c) with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

10(n).	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR (as Exhibit 10(j)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

10(o).	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 12, 2019, filed via EDGAR (as Exhibit m.2.e) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

10(p).	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 16, 2020, filed via EDGAR (as Exhibit m.2.f) with Post-Effective Amendment No. 135 (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

10(q).	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective December 7, 2020, filed via EDGAR (as Exhibit m.2.g) with Post-Effective Amendment No. 136 (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

10(r).	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective August 2, 2021, filed via EDGAR (as Exhibit m.2.h) with Post-Effective Amendment No. 139 (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

10(s).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act effective as of June 18, 2025, filed via EDGAR (as Exhibit n.1) with Post-Effective Amendment No. 222 to Investment Trust’s Registration Statement (File No. 033-64915) on June 18, 2025, and incorporated herein by reference.

11.	*Opinion and consent of Jennifer Fromm, Esq., filed herewith.

12.	Tax opinion and consent of Dechert LLP to be filed by amendment.

13(a).	Form of Transfer Agency and Service Agreement between VET, VOT, VAST, VAT, VRT, and Virtus Fund Services, LLC (“Virtus Fund Services”) dated September 20, 2018, filed via EDGAR (as Exhibit h.1) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 54 to VIT’s Registration Statement (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of March 21, 2014, filed via EDGAR (as Exhibit h.2.b) with Pre-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on April 4, 2014, and incorporated herein by reference.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of August 19, 2014, filed via EDGAR (as Exhibit h.2.a) with Post-Effective Amendment No. 4 to VAST’s Registration Statement (File No. 333-191940) on September 8, 2014, and incorporated herein by reference.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 92 (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of November 12, 2014, filed via EDGAR (as Exhibit h.2.c) with Post-Effective Amendment No. 80 (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon dated as of May 28, 2015, filed via EDGAR (as Exhibit h.2.d) with Post-Effective Amendment No. 18 to VAST’s Registration Statement (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR (as Exhibit h.2.e) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, filed via EDGAR (as Exhibit h.2.h) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, filed via EDGAR (as Exhibit h.2.i) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, filed via EDGAR (as Exhibit h.2.j) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, filed via EDGAR (as Exhibit h.2.k) with Post-Effective Amendment No. 119 to VET’s Registration Statement (File No. 002-16590) on November 16, 2018, and incorporated herein by reference.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, filed via EDGAR (as Exhibit h.2.l) with Post-Effective Amendment No. 120 to VET’s Registration Statement (File No. 002-16590) on January 25, 2019, and incorporated herein by reference.

13(o).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR (as Exhibit h.2.m) with Post-Effective Amendment No. 35 to VAT’s Registration Statement (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, filed via EDGAR (as Exhibit h.2.n) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(q).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, filed via EDGAR (as Exhibit h.2.o) with Post-Effective Amendment No. 105 (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(r).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, filed via EDGAR (as Exhibit h.2.p) with Post-Effective Amendment No. 109 (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(s).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of August 27, 2020, filed via EDGAR (as Exhibit h.2.q) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(t).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 13, 2020, filed via EDGAR (as Exhibit h.2.r) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(u).	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of June 9, 2021, filed via EDGAR (as Exhibit h.2.s) with Post-Effective Amendment No. 139 to VET’s Registration Statement (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(v).	Amendment to Sub-Transfer and Shareholder Services Agreement among VAST, Virtus Mutual Funds, VAT, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of August 2, 2021, filed via EDGAR (as Exhibit 13(v)) to VOT’s Form N-14 (File No. 333-261341) on November 24, 2021, and incorporated herein by reference.

13(w).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2021, filed via EDGAR (as Exhibit h.2.u) with Post-Effective Amendment No. 122 to VOT’s Registration Statement (File No. 033-65137) on December 6, 2021, and incorporated herein by reference.

13(x).	Adoption Agreement and Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of January 12, 2022, filed via EDGAR (as Exhibit h.2.v) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

13(y).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of February 24, 2022, filed via EDGAR (as Exhibit h.2.w) with Post-Effective Amendment No. 127 (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

13(z).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of September 1, 2022, filed via EDGAR (as Exhibit h.2.x) with Post-Effective Amendment No. 128 (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

13(aa).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of May 19, 2023, filed via EDGAR (as Exhibit h.2.y) with Post-Effective Amendment No. 130 (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

13(bb).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, Virtus Mutual Funds, VAT, VAST, VRT, Investment Trust, VST, Virtus Fund Services and BNY Mellon, dated as of December 1, 2024, filed via EDGAR (as Exhibit h.2.z) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(cc).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, VET, VOT, VAT, VAST, VRT, Investment Trust, VST, MACS, Virtus Fund Services and BNY Mellon dated December 23, 2024 filed via EDGAR (as Exhibit h.2.aa) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

13(dd).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among TMF, VEOT, VET, VOT, VAT, VAST, VRT, Investment Trust, VST, MACS, Virtus Fund Services, GCO and BNY Mellon, dated as of March 31, 2025, filed via EDGAR (as Exhibit h.2.bb) with Post-Effective Amendment No. 222 to Investment Trust’s Registration Statement (File No. 033-64915) on June 18, 2025, and incorporated herein by reference.

13(ee).	Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR (as Exhibit h.6) with Post-Effective Amendment No. 36 to VOT’s Registration Statement (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

13(ff).	First Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(gg).	Second Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(hh).	Third Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, filed via EDGAR (as Exhibit h.11), with Post-Effective Amendment No. 44 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2011, and incorporated herein by reference.

13(ii).	Fourth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR (as Exhibit h.9), with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(jj).	Fifth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15), with Post-Effective Amendment No. 51 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2012, and incorporated herein by reference.

13(kk).	Sixth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR (as Exhibit h.2.f) with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(ll).	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, filed via EDGAR (as Exhibit h.2.g) with Post-Effective Amendment No. 61 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2013, and incorporated herein by reference.

13(mm).	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.3.h), with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(nn).	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.3.i), with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(oo).	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR (as Exhibit h.3.j) with Post-Effective Amendment No. 74 to VOT’s Registration Statement (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

13(pp).	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, filed via EDGAR (as Exhibit h.3.k) with Post-Effective Amendment No. 80 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2015, and incorporated herein by reference.

13(qq).	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR (as Exhibit h.3.l) with Post-Effective Amendment No. 82 to VOT’s Registration Statement (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

13(rr).	Thirteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR (as Exhibit h.3.m) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(ss).	Fourteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT and Virtus Fund Services, effective as of December 1, 2016, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(tt).	Fifteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR (as Exhibit h.3.o) with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(uu).	Sixteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 117 (File No. 002-16590) on March 6, 2018, and incorporated herein by reference.

13(vv).	Seventeenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of May 3, 2019, filed via EDGAR (as Exhibit h.3.q) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(ww).	Eighteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of June 12, 2019, filed via EDGAR (as Exhibit h.3.r) with Post-Effective Amendment No. 123 (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(xx).	Nineteenth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of November 8, 2020, filed via EDGAR (as Exhibit h.3.s) with Post-Effective Amendment No. 135 (File No. 002-16590) on November 16, 2020, and incorporated herein by reference.

13(yy).	Twentieth Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of December 7, 2020, filed via EDGAR (as Exhibit h.3.t) with Post-Effective Amendment No. 136 (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(zz).	Twenty-First Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of June 14, 2021, filed via EDGAR (as Exhibit h.3.u.) with Post-Effective Amendment No. 119 to VOT’s Registration Statement (File No. 033-65137) on June 21, 2021, and incorporated herein by reference.

13(aaa).	Twenty-Second Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of August 2, 2021, filed via EDGAR (as Exhibit h.3.v) with Post-Effective Amendment No. 139 (File No. 002-16590) on August 2, 2021, and incorporated herein by reference.

13(bbb).	Twenty-Third Amendment to Amended and Restated Administration Agreement between VET, VOT, VAT and Virtus Fund Services, effective as of April 4, 2022, filed via EDGAR (as Exhibit h.3.w) with Post-Effective Amendment No. 127 to VOT’s Registration Statement (File No. 033-65137) on April 5, 2022, and incorporated herein by reference.

13(ccc).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR (as Exhibit h.5) with Post-Effective Amendment No. 50 to VIT’s Registration Statement (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(ddd).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(eee).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, filed via EDGAR (as Exhibit h.14) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(fff).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, filed via EDGAR (as Exhibit h.15) with Post-Effective Amendment No. 52 to VIT’s Registration Statement (File No. 033-64915) on April 28, 2011, and incorporated herein by reference.

13(ggg).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR (as Exhibit h.4.d) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(hhh).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, filed via EDGAR (as Exhibit h.4.e) with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013, and incorporated herein by reference.

13(iii).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR (as Exhibit h.4.f) with Post-Effective Amendment No. 64 to VOT’s Registration Statement (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(jjj).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR (as Exhibit h.4.g) with Post-Effective Amendment No. 70 to VOT’s Registration Statement (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(kkk).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS, Virtus Fund Services and BNY Mellon, dated February 24, 2014, filed via EDGAR (as Exhibit h.4.h) with Pre-Effective Amendment No. 3 to VAST’s Registration Statement (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(lll).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon, dated December 10, 2015, filed via EDGAR (as Exhibit h.4.i) with Post-Effective Amendment No. 35 to VRT’s Registration Statement (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(mmm).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR (as Exhibit h.4.j) with Post-Effective Amendment No. 31 to VAST’s Registration Statement (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

13(nnn).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, filed via EDGAR (as Exhibit h.4.k) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(ooo).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, filed via EDGAR (as Exhibit h.4.l) with Post-Effective Amendment No. 114 to VET’s Registration Statement (File No. 002-16590) on December 21, 2017, and incorporated herein by reference.

13(ppp).	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated December 1, 2018, filed via EDGAR (as Exhibit 13(rr)) to Form N-14 (File No. 333-228766) on December 12, 2018, and incorporated herein by reference.

13(qqq).	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, filed via EDGAR (as Exhibit h.3.n) with Post-Effective Amendment No. 82 to VVIT’s Registration Statement (File No. 033-05033) on April 22, 2019, and incorporated herein by reference.

13(rrr).	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, filed via EDGAR (as Exhibit h.4.o) with Post-Effective Amendment No. 123 to VET’s Registration Statement (File No. 002-16590) on June 12, 2019, and incorporated herein by reference.

13(sss).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, filed via EDGAR (as Exhibit h.4.p) with Post-Effective Amendment No. 105 to VOT’s Registration Statement (File No. 033-65137) on September 30, 2019, and incorporated herein by reference.

13(ttt).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, filed via EDGAR (as Exhibit h.4.q) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(uuu).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated August 27, 2020, filed via EDGAR (as Exhibit h.4.r) with Post-Effective Amendment No. 133 to VET’s Registration Statement (File No. 002-16590) on September 23, 2020, and incorporated herein by reference.

13(vvv).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated November 16, 2020, filed via EDGAR (as Exhibit h.4.s) with Post-Effective Amendment No. 136 to VET’s Registration Statement (File No. 002-16590) on December 7, 2020, and incorporated herein by reference.

13(www).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Virtus Fund Services and BNY Mellon dated December 1, 2020, filed via EDGAR (as Exhibit h.4.t) with Post-Effective Amendment No. 116 to VOT’s Registration Statement (File No. 033-65137) on January 25, 2021, and incorporated herein by reference.

13(xxx).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated May 19, 2021, filed via EDGAR (as Exhibit h.4.u) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

13(yyy).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, Virtus Fund Services and BNY Mellon dated July 30, 2021, filed via EDGAR (as Exhibit h.4.v) with Post-Effective Amendment No. 121 to VOT’s Registration Statement (File No. 033-65137) on September 24, 2021, and incorporated herein by reference.

13(zzz).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated February 12, 2022, filed via EDGAR (as Exhibit h.4.w) with Post-Effective Amendment No. 45 to VAST’s Registration Statement (File No. 333-191940) on February 24, 2022, and incorporated herein by reference.

13(aaaa).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of April 8, 2022, filed via EDGAR (as Exhibit h.3.x) with Post-Effective Amendment No. 90 to VVIT’s Registration Statement (File No. 033-05033) on April 21, 2022, and incorporated herein by reference.

13(bbbb).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, Virtus Fund Services and BNY Mellon dated as of September 15, 2022, filed via EDGAR (as Exhibit h.3.y) with Post-Effective Amendment No. 219 (File No. 033-36528) on October 26, 2022, and incorporated herein by reference.

13(cccc).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 19, 2023, filed via EDGAR (as Exhibit h.4.z) with Post-Effective Amendment No. 130 to VOT’s Registration Statement (File No. 033-65137) on September 26, 2023, and incorporated herein by reference.

13(dddd).	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 15, 2024 filed via EDGAR (as Exhibit h.4.aa) with Post-Effective Amendment No. 134 (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(eeee).	Amendment to Sub-Administration and Accounting Services Agreement (Tailored Shareholder Reports) among VET, VOT, VAST, VVIT, VRT, VAT, VATS, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services and BNY Mellon dated as of May 31, 2024, filed via EDGAR (as Exhibit h.4.aa.1) with Post-Effective Amendment No. 221 to VIT’s Registration Statement (File No. 033-36528) on October 24, 2024, and incorporated herein by reference.

13(ffff).	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., VFS and BNY Mellon dated as of December 1, 2024 filed via EDGAR (as Exhibit h.4.bb) with Post-Effective Amendment No. 134 to VOT’s Registration Statement (File No. 033-65137) on September 25, 2024, and incorporated herein by reference.

13(gggg).	Form of Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services, MACS and BNY Mellon filed via EDGAR (as Exhibit h.4.dd) with Pre-Effective Amendment No. 1 to MACS Registration Statement (File No. 333-280702) on December 27, 2024, and incorporated herein by reference.

13(hhhh).	Amendment to Sub-Administration and Accounting Services Agreement among VET, VOT, VAST, VVIT, VRT, VAT, Investment Trust, VST, TMF, TMFVL, VEOT, AlphaSimplex Managed Futures Strategy Cayman Fund, AlphaSimplex Global Alternatives Cayman Ltd., Virtus Fund Services, MACS, GCO and BNY Mellon effective March 31, 2025, filed via EDGAR (as Exhibit k.2.ee) with GCO’s Pre-Effective Amendment No. 1 (File No. 333-284056) on March 10, 2025, and incorporated herein by reference.

13(iiii).	*Form of Thirty-Ninth Amended and Restated Expense Limitation Agreement between Registrant and the Adviser, effective as of [September 12], 2025, filed via EDGAR (as Exhibit 13.iiii) herewith.

13(jjjj).	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 92 to VOT’s Registration Statement (File No. 033-65137) on January 20, 2017, and incorporated herein by reference.

13(kkkk).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin (since retired), Geraldine M. McNamara (since retired), James M. Oates (since retired), Richard E. Segerson (since retired) and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR (as Exhibit h.7.a) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(llll).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown (since retired), Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan (since retired), effective as of February 27, 2017, filed via EDGAR (as Exhibit h.7.b) with Post-Effective Amendment No. 26 (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(mmmm).	Form of Indemnification Agreement with Sidney E. Harris (since retired) and Connie D. McDaniel, effective as of July 17, 2017, filed via EDGAR (as Exhibit h.9) with Post-Effective Amendment No. 112 to VET’s Registration Statement (File No. 002-16590) on July 26, 2017, and incorporated herein by reference.

13(nnnn).	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, filed via EDGAR (as Exhibit h.10) with Post-Effective Amendment No. 109 to VOT’s Registration Statement (File No. 033-65137) on January 22, 2020, and incorporated herein by reference.

13(oooo).	Form of Indemnification Agreement with Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond, effective as of July 1, 2022, filed via EDGAR (as Exhibit h.13) with Post-Effective Amendment No. 128 to VOT’s Registration Statement (File No. 033-65137) on September 27, 2022, and incorporated herein by reference.

14.	*Consent of Independent Registered Public Accounting Firm filed via EDGAR (as Exhibit 14) herewith.

15.	Not applicable.

16.	*Power of Attorney for George R. Aylward, Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, John R. Mallin, Connie D. McDaniel, R. Keith Walton and Brian T. Zino filed herewith.

17.	Not applicable.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 27th day of June, 2025.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of June, 2025.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer
W. Patrick Bradley	(Principal Financial and Accounting Officer)

*	Trustee
Donald C. Burke

*	Trustee
Sarah E. Cogan

Trustee
Deborah A. DeCotis

*	Trustee
F. Ford Drummond

*	Trustee
John R. Mallin

*	Trustee & Chair
Connie D. McDaniel

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item
11.	Opinion and consent of Jennifer Fromm, Esq.
13(iiii).	Form of Amended and Restated Expense Limitation Agreement
14.	Consent of Independent Registered Public Accounting Firm
16.	Power of Attorney for Donald C. Burke, Sarah E. Cogan, F. Ford Drummond, John R. Mallin, Connie D. McDaniel, R. Keith Walton and Brian T. Zino